SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.

Portfolio of Investments (as of March 31, 2023) (unaudited)

Common Stocks (95.7% of Total Investments)			LEVEL ONE
Industry	Shares	Cost	Fair Value	Percent of Net Assets
Advertising
Alphabet, Inc. A*	19,000	$1,643,795	$1,970,870
MediaAlpha, Inc.*	40,000	804,160	599,200
			$2,570,070	6.5%
Bank
JPMorgan Chase & Co	3,000	390,311	$390,930
US Bancorp.	12,000	503,758	432,600
Wells Fargo & Co.	10,000	403,661	373,800
			$1,197,330	3.0%
Brokerage
Charles Schwab Corp.	24,000	1,215,796	1,257,120
			$1,257,120	3.2%
Conglomerate
Berkshire Hathaway Inc. B*	26500	4,320,855	8,182,405
IAC Inc.	10000	486,155	516,000
			$8,698,405	21.8%
Credit Card
Colgate-Palmolive Company	21,000	626,458	1,578,150
Kimberly-Clark Corp.	3,500	352,236	469,770
Procter & Gamble Company	2,000	145,879	297,380
			$2,345,300	5.9%
Consumer
Mastercard Inc	1,000	219,636	363,410
Visa Inc.	1,500	225,957	338,190
			$701,600	1.8%
Data Processing
Automatic Data Processing, Inc.	3,000	82,775	667,890
Paychex, Inc.	6,000	140,075	687,540
			$1,355,430	3.4%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	620,000
Stryker Corp.	4,500	19,055	1,284,615
			$1,904,615	4.8%
Food
Kraft Heinz Company	29,000	772,000	1,121,430
PepsiCo, Inc.	10,000	168,296	1,823,000
			$2,944,430	7.4%
Industrial
Danaher Corporation	1,000	254,997	252,040
Illinois Tool Works Inc.	7,000	295,051	1,704,150
Waters Corp.*	2,000	100,780	619,260
			$2,575,450	6.5%
Insurance
Markel Corp.*	1,670	1,296,670	2,133,275
			$2,133,275	5.4%
Mutual Fund Managers
Diamond Hill Investment Group, Inc.	9,576	1,338,331	1,576,018
Franklin Resources, Inc.	70,000	1,794,630	1,885,800
T. Rowe Price Group Inc.	17,100	2,257,154	1,930,590
			$5,392,408	13.5%
Restaurant
Starbucks Corp.	12,000	588,432	1,249,560
			$1,249,560	3.1%

Retail
Amazon.com Inc.	9,000	1,064,151	929,610
AutoZone Inc.*	600	319,026	1,474,890
eBay Inc.	3,000	68,886	133,110
O'Reilly Automotive Inc.*	1,500	305,534	1,273,470
			$3,811,080	9.6%

Total common stock investments			$38,136,073	95.7%
Money Market Funds (4.3% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 4.35%			1,705,493	4.3%
Total investments			$39,841,566
All other assets less liabilities			32,513
Total net assets			$39,874,079

*Non-dividend paying security

Footnote:

The following information is based upon federal income tax costs of portfolio investments, excluding money market investments, as of March 31, 2023:

Gross unrealized appreciation:	$17,174,013
Gross unrealized depreciation:	1,287,941
Net unrealized appreciation:	$15,886,072

Federal income tax basis: $22,250,000